Research and Development Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Research and Development Expenses
Clinical trial related costs	$ 40,244	$ 16,473
Personnel compensation and related costs	17,282	11,875
Other research and development expenses	2,527	3,218
Research and development expenses	$ 60,053	$ 31,566